Segments Segments (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2020 USD ($) deadWeightTon	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
DWT	3,367,800
Document Period End Date	Sep. 30, 2020
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	$ 113,679	$ 164,315
Voyage expenses-Segment	4,517	846
Vessel operating expense	71,422	76,692
Charterhire expense	15,548	10,770
Vessel depreciation	39,113	40,803
General and administrative expense	19,589	24,001
Loss / write-down on assets held for sale	0
Gain (Loss) on sale of assets	36,607	12,041
Investment Income, Interest	190	1,227
Gain (Loss) on Investments	(105,858)	70,227
Foreign Currency Transaction Gain (Loss), before Tax	(243)	(33)
Financial expense, net	(27,352)	(41,013)
Net loss	(206,380)	29,570
Cash and cash equivalents	40,220	80,134	$ 42,530	$ 67,495
Other assets	27,266		60,234
Segment Assets [Abstract]
Assets	1,428,715		1,665,559
Kamsarmax pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	46,935	61,081
Voyage expenses-Segment	1,730	408
Vessel operating expense	23,609	25,730
Charterhire expense	13,061	8,039
Vessel depreciation	13,614	13,695
General and administrative expense	1,468	1,594
Gain (Loss) on sale of assets	28,992	7,353
Investment Income, Interest	0	0
Gain (Loss) on Investments	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net loss	(35,539)	4,262
Segment Assets [Abstract]
Assets	456,414		543,280
Corporate Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	0	0
Charterhire expense	0	0
Vessel depreciation	0	0
General and administrative expense	15,128	19,276
Gain (Loss) on sale of assets	0	0
Investment Income, Interest	190	1,227
Gain (Loss) on Investments	(105,858)	70,227
Foreign Currency Transaction Gain (Loss), before Tax	(243)	(33)
Financial expense, net	(27,352)	(41,013)
Net loss	(148,391)	11,132
Cash and cash equivalents	29,493		19,564
Other assets	52,011		182,566
Scorpio Ultramax Pool
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	66,744	103,234
Voyage expenses-Segment	2,787	438
Vessel operating expense	47,813	50,962
Charterhire expense	2,487	2,731
Vessel depreciation	25,499	27,108
General and administrative expense	2,993	3,131
Gain (Loss) on sale of assets	7,615	4,688
Investment Income, Interest	0	0
Gain (Loss) on Investments	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net loss	(22,450)	$ 14,176
Segment Assets [Abstract]
Assets	$ 890,797		$ 920,149
Minimum [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	30,000
Minimum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	60,200
Minimum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	82,000
Maximum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	64,000
Maximum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	84,000